Scudder
S&P 500 Index
Fund

Semiannual Report
June 30, 1998

Pure No-Load(TM) Funds

A pure no-load(TM) (no sales charges) mutual fund seeking to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

SCUDDER                    (logo)

                           Scudder S&P 500 Index Fund

--------------------------------------------------------------------------------
Date of Inception:  8/29/97  Total Net Assets as of       Ticker Symbol:  SCPIX
                             6/30/98: $52.1 million
--------------------------------------------------------------------------------

o For the six-month period ended June 30, 1998, the Fund returned 17.36%, compared to the 17.71% return of the S&P 500 Index during the same period.


o The S&P 500 Index reached record highs during the first half of 1998, despite increased volatility in the second quarter.


o We believe that, for the near term, solid growth, low inflation, and stable interest rates should provide support for the U.S. equity markets.



                                Table of Contents

   3  Letter from the Fund's President   Equity 500 Index Portfolio
   4  Performance Update
   5  Portfolio Summary                    16  Statement of Net Assets
   6  Portfolio Management Discussion      26  Financial Statements
   8  Glossary of Investment Terms         28  Financial Highlights
                                           29  Notes to Financial Statements
Scudder S&P 500 Index Fund

   9  Financial Statements                 33  Investment Products and Services
  12  Financial Highlights                 34  Scudder Solutions
  13  Notes to Financial Statements
  15  Officers and Trustees


                         2 - Scudder S&P 500 Index Fund

                        Letter from the Fund's President

Dear Shareholders,

     We are pleased to present the semiannual report for Scudder S&P 500 Index Fund for the six months ended June 30, 1998.

     During the period covered by this report, the U.S. economy enjoyed ongoing strength, including a still-climbing stock market, a strong dollar, high consumer confidence, and low unemployment. Earlier this year the Federal Reserve worried that the U.S. economy was growing too rapidly, but so far the Fed has left rates unchanged. Bond prices generally rose during the period and the 30-year Treasury bond yield declined to a new low.

     For its most recent semiannual period ended June 30, 1998, the Fund provided a positive total return of 17.36%. For more detail on the events of the past six months and your managers' outlook for the months ahead, please turn to the discussion beginning on page 6.

     For those of you interested in new Scudder products and services, we would like to take this opportunity to highlight two upcoming additions to our international category, both of which are scheduled to begin operations on September 1st. Scudder International Growth Fund will seek long-term capital appreciation by investing primarily in the equity securities of non-U.S. companies with high growth potential, and Scudder International Value Fund will seek long-term capital appreciation by investing primarily in undervalued foreign equity securities. For further information on these new funds, please call 1-800-225-2470.

     Thank you for choosing Scudder S&P 500 Index Fund to help meet your investment needs. If you should have any questions regarding your investment, or any of the Scudder Funds, please do not hesitate to call us at the number above, or visit our Web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder S&P 500 Index Fund


                         3 - Scudder S&P 500 Index Fund

PERFORMANCE UPDATE as of June 30, 1998
-----------------------------------------------------------------
FUND INDEX COMPARISONS
-----------------------------------------------------------------
                                  Total Return
Period            Growth         --------------
Ended               of                      Average
6/30/98          $10,000      Cumulative     Annual
---------------------------------------------------
SCUDDER S&P 500 INDEX FUND
---------------------------------------------------
Life of Fund*   $ 12,715        27.15%         --

---------------------------------------------------
S&P 500 INDEX
---------------------------------------------------
Life of Fund*   $ 12,773        27.73%         --

---------------------------------------------------

* The Fund commenced operations on August 29, 1997.
  Index comparisons begin August 31, 1997

-----------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

SCUDDER S&P 500 INDEX FUND
Year                Amount
---------------------------
8/97*               $10,000
9/97                $10,542
10/97               $10,192
11/97               $10,650
12/97               $10,834
1/98                $10,951
2/98                $11,730
3/98                $12,325
4/98                $12,442
5/98                $12,216
6/98                $12,715

S&P 500 INDEX
Year                Amount
---------------------------
8/97*               $10,000
9/97                $10,548
10/97               $11,196
11/97               $10,668
12/97               $10,851
1/98                $10,972
2/98                $11,763
3/98                $12,365
4/98                $12,490
5/98                $12,275
6/98                $12,773

The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Nasdaq Stock Market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Period ended June 30

                            1988*
                        ------------
NET ASSET VALUE....        $ 15.11
INCOME DIVIDENDS...        $   .14
CAPITAL GAINS
DIVIDENDS.........         $    --
FUND TOTAL
RETURN (%)........           27.15
INDEX TOTAL
RETURN (%)........           27.73


Performance is historical, assumes reinvestment of all dividends and capital gains and is not indicative of future results. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total return for the life of Fund period would have been lower.


                         4 - Scudder S&P 500 Index Fund

PORTFOLIO SUMMARY as of June 30, 1998
---------------------------------------------------------------------------
ASSET ALLOCATION
---------------------------------------------------------------------------
Common Stocks                      97%
Cash Equivalents                    3%
--------------------------------------
                                  100%
--------------------------------------
A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Portfolio is essentially fully
invested in common stocks that
are part of the S&P 500 Index.

--------------------------------------------------------------------------
SECTOR DIVERSIFICATION
(Excludes 3% Cash Equivalents)
--------------------------------------------------------------------------
Financial                          18%
Consumer Discretionary             17%
Consumer Staples                   14%
Health                             12%
Capital Goods                      11%
Technology                          8%
Energy                              7%
Utilities                           7%
Durables                            5%
Transportation                      1%
--------------------------------------
                                  100%
--------------------------------------
A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

During the period, the financial
sector remained the largest
weighting in the S&P 500 Index.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
(19% OF PORTFOLIO)
--------------------------------------------------------------------------
1.   GENERAL ELECTRIC CO.
     Producer of electrical equipment
2.   MICROSOFT CORP.
     Computer operating systems software
3.   COCA-COLA CO.
     International soft drink company
4.   EXXON CORP.
     International oil and gas company
5.   MERCK & CO.
     Leading ethical drug manufacturer
6.   PFIZER, INC.
     International pharmaceutical company
7.   WAL-MART STORES, INC.
     Discount stores
8.   ROYAL DUTCH PETROLEUM CO.
     Diversified petroleum company
9.   INTEL CORP.
     Semiconductor memory circuits
10.  PROCTER & GAMBLE CO.
     Diversified manufacturer of consumer products

The Portfolio's top holdings
reflect the mainly large-
capitalization composition of
the S&P 500 Index.

For more complete details about the Fund's investment portfolio, see page 16. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.


                         5 - Equity 500 Index Portfolio

                         Portfolio Management Discussion
Dear Shareholders,

For the six-month period ended June 30, 1998, Scudder S&P 500 Index Fund provided a total return of 17.36%, closely tracking the 17.71% return of the S&P 500 Index over the same period.

                                 Market Activity

As the U.S. economic expansion embarked on its seventh straight year, most of the major equity market indices posted positive gains for the first half of 1998.

Stocks climbed through the first quarter despite concerns of an imminent market correction. The S&P 500 Index crossed the 1,000 mark for the first time in February 1998, and the Dow Jones Industrial Average neared a new milestone toward the end of March. Despite negative news for technology stocks, stronger than anticipated earnings for Microsoft helped to carry this sector to a solid finish for the quarter.

Volatility increased in the second quarter, although the equity indices continued to reach record highs. Having broken the 8,000 barrier in July 1997, the Dow Jones Industrial Average hit the 9,000 milestone in early April 1998. The S&P 500 Index continued to climb as well. Toward the end of April, fears of a tightening by the Federal Reserve Board sparked a huge drop in the market. But, a lower than expected Employment Cost Index helped stocks rebound on April
30. Equities were then down again in May, primarily due to volatility in the technology sector. Stocks rebounded quickly again, as the General Motors strike helped calm expectations of a Fed tightening at the end of June. Finally, having spent the greater portion of the second quarter above the 9,000 mark, the Dow Jones lost steam and finished off the semiannual period below that level, based largely on warnings about corporate profits. The Federal Reserve Board refrained from raising interest rates throughout.

Overall, large-capitalization stocks significantly outperformed small-cap stocks for the period. In contrast to the previous period, growth stocks outperformed value stocks within the large-cap sector throughout these six months. Technology, consumer cyclical, and health care were the leading groups for the period. The weakest performing sectors included basic materials, utilities, and transportation, all of which still produced positive returns.

                                 Manager Outlook

With the Federal Reserve Board on hold, stable interest rates should provide some support for U.S. equities. However, there are a few long-term factors that may impact the market. First of all, we believe that stocks face the prospect of more moderate earnings growth, as the economy inevitably slows from its first quarter gross domestic product growth rate of more than 5% and as rising labor costs squeeze corporate profit margins. Another factor is that the financial turmoil in Asia and questions about Japan getting its economy back on track will continue to dominate financial markets around the globe. And lastly, once the perception of the Asian crisis shifts to a more positive note, the U.S. stock market could face tougher sledding, as investors begin to weigh the likelihood of a shift to tighter monetary policy by the Federal Reserve Board. Still, for


                         6 - Scudder S&P 500 Index Fund
the near term, solid growth, low inflation, and accommodative interest rates should continue to form an almost ideal backdrop for the U.S. equity markets.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

Sincerely,

/s/Frank Salerno

Frank Salerno
Portfolio Manager


                         7 - Scudder S&P 500 Index Fund

                          Glossary of Investment Terms

 INDEX FUND                       A mutual fund that seeks to replicate the
                                  performance of a securities market index.
                                  These funds are usually passively managed, employing popular benchmarks such as the S&P
                                  500, Russell 2000 (small-caps), or Lehman
                                  Aggregate Bond Index. Because an index fund essentially "buys the market," its performance tends to closely track both increases and decreases in the respective index.

 LIQUIDITY                        A characteristic of an investment or an asset
                                  referring to the ease of convertibility into cash within a reasonably short period of time.

 MARKET CAPITALIZATION            The value of a company's outstanding shares
                                  of common stock, determined by multiplying the number of shares outstanding by the share price (shares x price = market capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations.
                                  "Large-cap" stocks tend to be more liquid and less volatile, while "small-cap" stocks have greater potential earnings growth and are typically more volatile.

 PASSIVE MANAGEMENT               An investment approach that typically selects
                                  investments based on non-fundamental
                                  criteria, often by seeking to mirror the performance of a securities market index.
                                  This is in contrast to active management in which an investment manager attempts to select the most promising investments by analyzing company financial statements, market conditions, and industry trends.

 STANDARD & POOR'S                A broad-based measurement of changes in stock
 COMPOSITE INDEX OF 500           market conditions based on the average
 STOCKS (S&P 500)                 performance of 500 widely held common stocks.
                                  The index is comprised of 400 industrial company stocks, 20 transportation company stocks, 40 financial company stocks, and 40 public utilities. The stocks which comprise the S&P 500 represent some of the largest companies in terms of market capitalization.

 STANDARD & POOR'S CORPORATION    A subsidiary of McGraw-Hill, Inc. that
                                  provides a broad range of investment
                                  services, including rating commercial paper, compiling the Standard & Poor's Composite
                                  Index of 500 Stocks, the Standard & Poor's
                                  400 Industrial Index, and the Standard &
                                  Poor's 100 Index, among other indexes. The company also provides a wide variety of statistical materials, investment advisory reports, and other financial information.


(Sources: Scudder Kemper Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)


                         8 - Scudder S&P 500 Index Fund

                              Financial Statements

                           Scudder S&P 500 Index Fund

                       Statement of Assets and Liabilities
                         as of June 30, 1998 (Unaudited)

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investment in Equity 500 Index Portfolio, at market ...................    $  51,650,302
                 Receivable for Fund shares sold .......................................          642,062
                 Deferred organization expenses ........................................           23,767
                 Reimbursement due from Manager ........................................           33,864
                                                                                           ----------------
                 Total assets ..........................................................       52,349,995
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for Fund shares redeemed ......................................          220,701
                 Other payables and accrued expenses ...................................           33,224
                                                                                           ----------------
                 Total liabilities .....................................................          253,925
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  52,096,070
                -------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Accumulated distributions in excess of net investment income ..........           (9,584)
                 Unrealized appreciation on investments and futures transactions .......        4,736,210
                 Accumulated net realized gain from investments and futures
                   transactions ........................................................          390,341
                 Paid-in capital .......................................................       46,979,103
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  52,096,070
                -------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                   ($52,096,070 / 3,446,826 outstanding shares of beneficial
                   interest, $.01 par value, unlimited number of shares                    ----------------
                   authorized) .........................................................           $15.11
                                                                                           ----------------

    The accompanying notes are an integral part of the financial statements.


                         9 - Scudder S&P 500 Index Fund

                           Scudder S&P 500 Index Fund

                             Statement of Operations
                   six months ended June 30, 1998 (Unaudited)

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Income allocated from Equity 500 Index Portfolio, net ...............      $     252,402
                                                                                           ----------------
                 Expenses:
                 Administration fee ..................................................             16,597
                 Services to shareholders ............................................             98,237
                 Custodian and accounting fee ........................................              7,387
                 Trustees' fees and expenses .........................................             14,418
                 Auditing ............................................................             14,731
                 Registration fees ...................................................             17,158
                 Reports to shareholders .............................................             12,793
                 Legal ...............................................................              7,461
                 Amortization of organization expense ................................              2,766
                 Other ...............................................................              1,842
                                                                                           ----------------
                 Total expenses before reductions ....................................            193,390
                 Expense reductions ..................................................           (140,087)
                                                                                           ----------------
                 Expenses, net .......................................................             53,303
                -------------------------------------------------------------------------------------------
                 Net investment income                                                            199,099
                -------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
----------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments .........................................................            239,224
                 Futures contracts ...................................................              8,275
                                                                                           ----------------
                                                                                                  247,499
                                                                                           ----------------
                 Net unrealized appreciation (depreciation) during the period on
                   investments and futures contracts .................................          4,471,342
                -------------------------------------------------------------------------------------------
                 Net gain (loss) on investment transactions                                     4,718,841
                -------------------------------------------------------------------------------------------
                -------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $   4,917,940
                -------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                         10 - Scudder S&P 500 Index Fund

                           Scudder S&P 500 Index Fund

                       Statement of Changes in Net Assets

                                                                                                 For the Period
                                                                                                   August 29,
                                                                                  Six Months       1997 (com-
                                                                                     Ended        mencement of
                                                                                   June 30,      operations) to
                                                                                     1998          December 31,
Increase (Decrease) in Net Assets                                                 (Unaudited)         1997
----------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income .....................................   $    199,099      $     39,647
                 Net realized gain (loss) from investment transactions .....        247,499           142,842
                 Net unrealized appreciation (depreciation) on
                   investment transactions during the period ...............      4,471,342           264,868
                                                                              ----------------  ----------------
                 Net increase (decrease) in net assets resulting from
                   operations ..............................................      4,917,940           447,357
                                                                              ----------------  ----------------
                 Distributions to shareholders from net investment
                   income ..................................................       (209,729)          (74,511)
                                                                              ----------------  ----------------
                 Fund share transactions:
                 Proceeds from shares sold .................................     41,292,564        18,098,523
                 Net asset value of shares issued to shareholders in
                   reinvestment of distributions ...........................        201,413            72,136
                 Cost of shares redeemed ...................................    (11,018,394)       (1,632,429)
                                                                              ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                   transactions ............................................     30,475,583        16,538,230
                                                                              ----------------  ----------------
                 Increase (decrease) in net assets .........................     35,183,794        16,911,076
                 Net assets at beginning of period .........................     16,912,276             1,200
                 Net assets at end of period (including accumulated
                   distributions in excess of net investment income
                   of $9,584 and undistributed net investment income           ----------------  ----------------
                   of $1,046, respectively) ................................   $ 52,096,070      $ 16,912,276
                                                                              ----------------  ----------------
Other Information
----------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period .................      1,307,405               100
                                                                              ----------------  ----------------
                 Shares sold ...............................................      2,900,975         1,431,700
                 Shares issued to shareholders in reinvestment of
                   distributions ...........................................         13,541             5,676
                 Shares redeemed ...........................................       (775,095)         (130,071)
                                                                              ----------------  ----------------
                 Net increase in Fund shares ...............................      2,139,421         1,307,305
                                                                              ----------------  ----------------
                 Shares outstanding at end of period .......................      3,446,826         1,307,405
                                                                              ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                         11 - Scudder S&P 500 Index Fund

                              Financial Highlights

                           Scudder S&P 500 Index Fund

The following table includes selected data for a share outstanding (a) throughout each period and other performance information derived from the financial statements.

                                                                                                           For the Period
                                                                                                              August 29,
                                                                                                                 1997
                                                                                           Six Months       (commencement
                                                                                         Ended June 30,   of operations) to
                                                                                              1998           December 31,
                                                                                           (Unaudited)           1997
----------------------------------------------------------------------------------------------------------------------------
                                                                                         ---------------------------------
Net asset value, beginning of period .................................................      $ 12.94           $ 12.00
                                                                                         ---------------------------------
Income from investment operations:
Net investment income ................................................................          .08               .05
Net realized and unrealized gain (loss) on investment transactions ...................         2.17               .95
                                                                                         ---------------------------------
Total from investment operations .....................................................         2.25              1.00
                                                                                         ---------------------------------
Less distributions from net investment income ........................................         (.08)             (.06)
                                                                                         ---------------------------------
Net asset value, end of period .......................................................      $ 15.11           $ 12.94
                                                                                         ---------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (b) .................................................................        17.36**            8.34**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...............................................           52                17
Ratio of operating expenses, net to average daily net assets (%) (c) .................          .40*              .40*
Ratio of operating expenses before expense reductions, to average daily net
  assets (%) (c) .....................................................................         1.32*             4.42*
Ratio of net investment income to average daily net assets (%) .......................         1.21*             1.35*

(a) Based on monthly average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Includes expenses of the Equity 500 Index Portfolio.
*   Annualized
**  Not annualized


                         12 - Scudder S&P 500 Index Fund

                    Notes to Financial Statements (Unaudited)

                           Scudder S&P 500 Index Fund

                       A. Significant Accounting Policies

Scudder S&P 500 Index Fund (the "Fund") is a diversified series of the Investment Trust (the "Trust", formerly Scudder Investment Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the "Portfolio"), an open-end management investment company advised by Bankers Trust Company ("Bankers Trust") which has the same investment objective as the Fund. At June 30, 1998, the Fund's investment in the Portfolio was approximately 1.3% of the Portfolio's total assets.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required. At December 31, 1997, the Fund had a net tax basis capital loss carryforward of approximately $216,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2005, whichever occurs first. In addition, from November 1 through December 31, 1997, the Fund incurred approximately $137,000 of realized long-term capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 1998.

Distribution of Income and Gains. Distributions of net investment income are made quarterly. During any particular year, the Fund's pro rata share of the Portfolio's realized gains from security transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Organization Costs. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.


                        13 - Scudder S&P 500 Index Fund

Other. The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

                               B. Related Parties

Under the Investment Management Agreement (the "Agreement") with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Manager"), the Manager monitors the Fund's investments in the Portfolio. Scudder Kemper recieves no fee for providing these monitoring services. In the event the Board of Trustees determines it is in the best interest of the Fund's shareholders to withdraw its investment in the Portfolio, Scudder Kemper would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Manager an annual fee of 0.15% of the Fund's average daily net assets, accrued daily and paid monthly.

The Fund also has an Administrative Services Agreement with the Manager, under which the Manager provides shareholder and administrative services to the Fund. Scudder Kemper receives a fee of 0.10% of the Fund's average daily net assets, accrued daily and paid monthly. The Manager has voluntarily agreed to maintain expenses of the Fund to the extent necessary to limit the expenses of the Fund to 0.40% of its annual average daily net assets (including the Fund's pro rata share of the expenses of the Portfolio). Under the terms of a Third Party Feeder Agreement between the Fund, the Manager and Bankers Trust, Bankers Trust has voluntarily agreed to waive expenses of the Portfolio to the extent necessary to limit the expenses of the Portfolio to 0.08% of its annual average net assets. For the period ended June 30, 1998, the Manager did not impose any of its fee, which amounted to $16,597. Further, due to the limitations of such Agreement, the Manager's reimbursement to the Fund for the period ended June 30, 1998, amounted to $33,864.

Scudder Service Corporation ("SSC"), a subsidiary of the Manager, is the transfer, dividend paying and shareholder service agent for the Fund. For the six months ended June 30, 1998, SSC did not impose any of its fee, which amounted to $88,004.

The Fund pays each Trustee not affiliated with the Manager an annual retainer. For the six months ended June 30, 1998, Trustees' fees aggregated $1,075.

                        14 - Scudder S&P 500 Index Fund

                              Officers and Trustees

Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General
Manager, WGBH Educational
Foundation

Dawn-Marie Driscoll
Trustee; President, Driscoll
Associates; Executive Fellow,
Center for Business Ethics,
Bentley College

Peter B. Freeman
Trustee; Corporate Director

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business
Administration, Northeastern
University

Kathryn L. Quirk*
Trustee, Vice President and
Assistant Secretary

Jean C. Tempel
Trustee; Managing Partner,
Technology Equity Partners

Bruce F. Beaty*
Vice President

Philip S. Fortuna*
Vice President

William F. Gadsden*
Vice President

Jerard K. Hartman*
Vice President

Robert T. Hoffman*
Vice President

Thomas W. Joseph*
Vice President

Valerie F. Malter*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Treasurer

John R. Hebble*
Assistant Treasurer

Caroline Pearson*
Assistant Secretary


                        *Scudder Kemper Investments, Inc.


                        15 - Scudder S&P 500 Index Fund

             Statement of Net Assets as of June 30, 1998 (Unaudited)

                           Equity 500 Index Portfolio

                                                                Principal      Market
                                                                Amount ($)    Value ($)
----------------------------------------------------------------------------------------
Short-Term Instruments 2.9%
----------------------------------------------------------------------------------------
Mutual Funds 2.8%
BT Institutional Cash                                                       ------------
  Management Fund ..........................................   113,526,530   113,526,530
                                                                            ------------
U.S. Treasury Bill 0.1%
5.005%, 10/01/1998 (a) .....................................     2,870,000     2,833,694
----------------------------------------------------------------------------------------
Total Short-Term Instruments (Cost $116,360,531) ...........                 116,360,224
----------------------------------------------------------------------------------------

                                                                   Shares
----------------------------------------------------------------------------------------
Common Stocks 97.7%
----------------------------------------------------------------------------------------
Advertising 0.1%
Omnicom Group, Inc. ........................................        75,000     3,740,625
Aerospace 1.4%
Boeing Co. .................................................       450,246    20,064,087
General Dynamics Corp. .....................................        55,444     2,578,146
Lockheed Martin Corp. ......................................        87,245     9,237,064
Northrop Grumman Corp. .....................................        29,779     3,070,959
Raytheon Co.-- Class B .....................................       158,414     9,366,228
Rockwell International Corp. ...............................        89,124     4,283,522
United Technologies Corp. ..................................       106,312     9,833,860
                                                                            ------------
                                                                              58,433,866
                                                                            ------------
Airlines 0.4%
AMR Corp.* .................................................        80,104     6,668,658
Delta Air Lines, Inc. ......................................        35,049     4,530,083
Southwest Airlines Co. .....................................        97,800     2,897,325
U.S. Air, Inc.* ............................................        41,915     3,321,764
                                                                            ------------
                                                                              17,417,830
                                                                            ------------
Apparel, Textiles 0.4%
Corning Inc. ...............................................       101,814     3,538,036
Fruit of the Loom, Inc.-- Class A* .........................        30,200     1,002,262
Liz Claiborne, Inc. ........................................        28,903     1,510,182
Nike, Inc.-- Class B .......................................        84,948     4,135,906
Reebok International Ltd.* .................................        21,129       585,009
Russell Corp. ..............................................        15,811       477,295

                                                                                 Market
                                                                   Shares      Value ($)
----------------------------------------------------------------------------------------
Springs Industries, Inc.-- Class A .........................         5,504       253,872
V.F. Corp. .................................................        53,330     2,746,495
                                                                            ------------
                                                                              14,249,057
                                                                            ------------
Auto Related 2.0%
AutoZone, Inc.* ............................................        66,900     2,136,619
Chrysler Corp. .............................................       292,302    16,478,525
Cummins Engine Co., Inc. ...................................        18,634       954,992
Dana Corp. .................................................        53,774     2,876,909
Eaton Corp. ................................................        31,282     2,432,176
Echlin, Inc. ...............................................        29,244     1,434,784
Ford Motor Co. .............................................       503,864    29,727,976
General Motors Corp. .......................................       292,984    19,574,993
Genuine Parts Co. ..........................................        73,726     2,548,155
Meritor Automotive, Inc. ...................................             1            24
PACCAR Inc. ................................................        34,180     1,785,905
Parker Hannifin Corp. ......................................        46,414     1,769,534
Timken Co. .................................................        24,196       745,539
                                                                            ------------
                                                                              82,466,131
                                                                            ------------
Banks 8.1%
Ahmanson (H.F.) & Co. ......................................        48,834     3,467,214
Banc One Corp. .............................................       319,507    17,832,484
Bank of New York Company, Inc. .............................       172,100    10,444,319
BankAmerica Corp. ..........................................       308,672    26,680,836
BankBoston Corp. ...........................................       137,134     7,628,079
BB&T Corp. .................................................        55,600     3,759,950
Chase Manhattan Corp. ......................................       373,604    28,207,102
Citicorp ...................................................       198,966    29,695,676
Comerica, Inc. .............................................        73,300     4,856,125
Fifth Third Bancorp ........................................       110,825     6,981,975
First Chicago NBD Corp. ....................................       133,136    11,799,177
First Union Corp. ..........................................       438,453    25,539,887
Golden West Financial Corp. ................................        18,917     2,011,114
Huntington Bancshares, Inc. ................................        73,700     2,468,950
KeyCorp ....................................................       208,000     7,410,000
Mellon Bank Corp. ..........................................       118,924     8,280,084

    The accompanying notes are an integral part of the financial statements.


                         16 - Equity 500 Index Portfolio

                                                                                 Market
                                                                   Shares      Value ($)
----------------------------------------------------------------------------------------
Mercantile Bancorp, Inc. ...................................        58,900     2,967,087
Morgan (J.P.) & Company, Inc. ..............................        82,560     9,669,840
National City Corp. ........................................       150,200    10,664,200
NationsBank Corp. ..........................................       432,103    33,055,880
Northern Trust Corp. .......................................        53,800     4,102,250
Norwest Corp. ..............................................       349,016    13,044,473
Republic New York Corp. ....................................        47,400     2,983,237
Summit Bancorp .............................................        86,600     4,113,500
SunTrust Banks, Inc. .......................................        97,460     7,924,716
U.S. Bancorp ...............................................       325,897    14,013,571
Wachovia Corp. .............................................        91,500     7,731,750
Washington Mutual, Inc. ....................................       175,577     7,626,626
Wells Fargo & Co. ..........................................        38,770    14,306,130
                                                                            ------------
                                                                             329,266,232
                                                                            ------------
Beverages 3.6%
Anheuser-Busch Companies, Inc. .............................       216,180    10,200,994
Brown-Forman, Inc.-- Class B ...............................        17,719     1,138,446
Coca-Cola Co. ..............................................     1,094,322    93,564,531
Coors (Adolph) Co.-- Class B ...............................        15,768       536,112
PepsiCo, Inc. ..............................................       672,194    27,685,990
Seagram Ltd. ...............................................       162,537     6,653,858
                                                                            ------------
                                                                             139,779,931
                                                                            ------------
Building and Construction 0.9%
Armstrong World Industries, Inc. ...........................        17,483     1,177,917
Centex Corp. ...............................................        28,080     1,060,020
Crane Co. ..................................................        19,966       969,599
Fleetwood Enterprises, Inc. ................................         8,506       340,240
Home Depot, Inc. ...........................................       327,726    27,221,741
Masco Corp. ................................................        74,411     4,501,866
Owens Corning ..............................................        22,350       912,159
Stanley Works ..............................................        38,530     1,601,403
                                                                            ------------
                                                                              37,784,945
                                                                            ------------
Building, Forest Products 0.3%
Boise Cascade Corp. ........................................        24,003       786,097
Champion International Corp. ...............................        46,128     2,268,921
Georgia-Pacific Corp. ......................................        41,801     2,463,646
Johnson Controls, Inc. .....................................        34,654     1,981,776
Kaufman & Broad Home Corp. .................................        17,145       544,354
Louisiana-Pacific Corp. ....................................        46,658       851,509
Potlatch Corp. .............................................        13,101       550,242
Weyerhaeuser Co. ...........................................        87,294     4,031,892
                                                                            ------------
                                                                              13,478,437
                                                                            ------------
Chemicals and Toxic Waste 2.4%
Air Products & Chemical, Inc. ..............................       102,708     4,108,320
Amgen, Inc.* ...............................................       118,040     7,716,865
Dow Chemical Co. ...........................................       104,676    10,120,861
Du Pont (E.I.) de Nemours & Co. ............................       499,692    37,289,516
Eastman Chemical Co. .......................................        32,581     2,028,167
FMC Corp.* .................................................        17,350     1,183,053
Grace (W. R.) & Co.* .......................................        34,949       596,317
Great Lakes Chemical Corp. .................................        25,796     1,017,330
Hercules, Inc. .............................................        42,014     1,727,826
Mallinckrodt, Inc. .........................................        32,702       970,841
Monsanto Co. ...............................................       272,620    15,232,643
Morton International, Inc. .................................        64,306     1,607,650
Nalco Chemical Co. .........................................        16,325       766,603
PPG Industries, Inc. .......................................        79,342     5,519,227
Raychem Corp. ..............................................        42,576     1,258,653
Rohm & Haas Co. ............................................        26,059     2,708,507
Sigma-Aldrich Corp. ........................................        44,200     1,552,525
Union Carbide Corp. ........................................        67,152     3,584,238
                                                                            ------------
                                                                              98,989,142
                                                                            ------------
Computer Services 1.6%
3Com Corp.* ................................................       154,100     4,728,944
Adobe Systems, Inc. ........................................        33,100     1,404,681
Automatic Data Processing, Inc. ............................       128,512     9,365,312
Cabletron Systems, Inc.* ...................................        68,400       919,125
Cendant Corp.* .............................................       363,234     7,582,510
Dell Computer Corp.* .......................................       283,400    26,303,063
EMC Corp.* .................................................       226,000    10,127,625

    The accompanying notes are an integral part of the financial statements.


                         17 - Equity 500 Index Portfolio

                                                                                 Market
                                                                   Shares      Value ($)
----------------------------------------------------------------------------------------
Parametric Technology Co.* .................................       128,400     3,482,850
Silicon Graphics, Inc.* ....................................        83,515     1,012,619
                                                                            ------------
                                                                              64,926,729
                                                                            ------------
Computer Software 4.6%
Cisco Systems, Inc.* .......................................       463,950    42,712,397
Computer Associates
  International, Inc. ......................................       240,675    13,372,505
Microsoft Corp.* ...........................................     1,090,000   118,128,750
Oracle Corp.* ..............................................       442,256    10,862,913
Seagate Technology, Inc.* ..................................       106,500     2,536,031
                                                                            ------------
                                                                             187,612,596
                                                                            ------------
Containers 0.3%
Avery Dennison Corp. .......................................        44,230     2,377,363
Ball Corp. .................................................         7,854       315,632
Crown Cork & Seal
  Company, Inc. ............................................        58,950     2,800,125
Owens-Illinois, Inc.* ......................................        65,200     2,917,700
Sealed Air Corp.* ..........................................        36,505     1,341,559
Stone Container Corp. ......................................        39,849       622,641
Temple-Inland, Inc. ........................................        24,922     1,342,672
                                                                            ------------
                                                                              11,717,692
                                                                            ------------
Cosmetics and Toiletries 0.9%
Alberto-Culver Co.-- Class B ...............................         8,898       258,042
Avon Products, Inc. ........................................        63,728     4,938,920
Gillette Co. ...............................................       491,916    27,885,488
International Flavors &
  Fragrances, Inc. .........................................        53,887     2,340,717
                                                                            ------------
                                                                              35,423,167
                                                                            ------------
Diversified 0.9%
Allegheny Teledyne Inc. ....................................        76,169     1,742,366
Ceridian Corp.* ............................................        31,702     1,862,493
Loews Corp. ................................................        49,400     4,303,975
Minnesota Mining &
  Manufacturing Co. ........................................       181,578    14,923,442
NACCO Industries,
  Inc.-- Class A ...........................................         3,527       455,865
Pall Corp. .................................................        54,464     1,116,512
Praxair, Inc. ..............................................        72,815     3,408,652
SUPERVALU, Inc. ............................................        31,220     1,385,387
Textron, Inc. ..............................................        59,706     5,140,424
                                                                            ------------
                                                                              34,339,116
                                                                            ------------
Drugs 7.4%
American Home Products Corp. ...............................       579,232    29,975,256
Bristol-Myers Squibb Co. ...................................       446,378    51,305,571
Lilly (Eli) & Co. ..........................................       496,640    32,809,280
Merck & Company, Inc. ......................................       527,197    70,512,599
Pfizer, Inc. ...............................................       576,608    62,670,082
Schering-Plough Corp. ......................................       321,216    29,431,416
Warner-Lambert Co. .........................................       359,158    24,916,586
                                                                            ------------
                                                                             301,620,790
                                                                            ------------
Electrical Equipment 4.5%
General Electric Co. .......................................     1,440,444   131,080,404
General Signal Corp. .......................................        23,072       830,592
Grainger (W.W.), Inc. ......................................        40,530     2,018,901
Hewlett-Packard Co. ........................................       466,940    27,958,032
ITT Industries, Inc. .......................................        51,223     1,914,460
Tyco International Ltd. ....................................       264,264    16,648,632
                                                                            ------------
                                                                             180,451,021
                                                                            ------------
Electronics 3.5%
Advanced Micro Devices, Inc.* ..............................        55,041       939,137
Aeroquip-Vickers, Inc. .....................................        12,327       719,589
AlliedSignal, Inc. .........................................       248,212    11,014,407
AMP, Inc. ..................................................       104,173     3,580,947
Applied Materials, Inc.* ...................................       162,600     4,796,700
Emerson Electric Co. .......................................       193,800    11,700,675
Harris Corp. ...............................................        34,942     1,561,471
Intel Corp. ................................................       748,928    55,514,288
KLA Instruments Corp.* .....................................        35,400       980,138
LSI Logic Corp.* ...........................................        57,500     1,326,094
Micron Technology, Inc.* ...................................        93,500     2,319,969
Motorola, Inc. .............................................       261,742    13,757,814

    The accompanying notes are an integral part of the financial statements.


                         18 - Equity 500 Index Portfolio

                                                                                 Market
                                                                   Shares      Value ($)
----------------------------------------------------------------------------------------
National Semiconductor Corp.* ..............................        75,626       997,317
Northern Telecom Ltd. ......................................       225,402    12,791,564
Perkin-Elmer Corp. .........................................        22,625     1,406,992
Scientific-Atlanta, Inc. ...................................        35,638       904,314
Tektronix, Inc. ............................................        22,307       789,110
Texas Instruments, Inc. ....................................       173,656    10,126,316
Thermo Electron Corp.* .....................................        64,400     2,201,675
Thomas & Betts Corp. .......................................        21,100     1,039,175
Western Atlas, Inc.* .......................................        25,859     2,194,782
                                                                            ------------
                                                                             140,662,474
                                                                            ------------
Environmental Control 0.3%
Browning-Ferris Industries, Inc. ...........................        80,635     2,802,066
Laidlaw, Inc.-- Class B ....................................       115,600     1,408,875
Waste Management, Inc. .....................................       200,358     7,012,530
                                                                            ------------
                                                                              11,223,471
                                                                            ------------
Financial Services 5.8%
American Express Co. .......................................       200,966    22,910,124
Associates First Capital
  Corp.-- Class A ..........................................       158,061    12,150,939
Bear Stearns Companies, Inc. ...............................        48,400     2,752,750
Beneficial Corp. ...........................................        26,352     4,036,797
Capital One Financial Corp. ................................        27,800     3,452,413
Charles Schwab Corp. .......................................       116,900     3,799,250
Cincinnati Financial Corp. .................................        73,200     2,809,050
Countrywide Credit Industries ..............................        50,500     2,562,875
Equifax ....................................................        66,700     2,422,044
Fannie Mae .................................................       462,864    28,118,987
First Data Corp. ...........................................       196,100     6,532,581
Fleet Financial Group, Inc. ................................       131,844    11,008,974
Franklin Resources, Inc. ...................................       110,700     5,977,800
Freddie Mac ................................................       298,824    14,063,405
Green Tree Financial Corp. .................................        60,600     2,594,438
Hartford Financial Services
  Group ....................................................        53,723     6,144,568
Household International, Inc. ..............................       150,274     7,476,132
Lehman Brothers Holdings Inc. ..............................        52,200     4,048,762
MBNA Corp. .................................................       220,225     7,267,425
Merrill Lynch & Co., Inc. ..................................       151,476    13,973,661
Morgan Stanley, Dean Witter,
  Discover & Co. ...........................................       260,393    23,793,410
PNC Banc Corp. .............................................       138,433     7,449,426
SLM Holding Corp. ..........................................        71,800     3,518,200
State Street Corp. .........................................        67,800     4,712,100
Synovus Financial Corp. ....................................       103,650     2,461,688
Travelers Group, Inc. ......................................       509,821    30,907,898
                                                                            ------------
                                                                             236,945,697
                                                                            ------------
Food Services/Lodging 0.6%
Darden Restaurants, Inc. ...................................        62,419       990,902
McDonald's Corp. ...........................................       308,214    21,266,765
Tricon Global Restaurants, Inc.* ...........................        67,099     2,126,200
Wendy's International, Inc. ................................        56,562     1,329,207
                                                                            ------------
                                                                              25,713,074
                                                                            ------------
Foods 2.7%
Archer-Daniels-Midland Co. .................................       269,417     5,219,954
Bestfoods ..................................................       126,760     7,360,003
Campbell Soup Co. ..........................................       198,854    10,564,119
ConAgra, Inc. ..............................................       210,932     6,683,908
General Mills, Inc. ........................................        76,319     5,218,312
Heinz (H.J.) Co. ...........................................       160,075     8,984,209
Hershey Foods Corp. ........................................        49,594     3,421,986
Kellogg Co. ................................................       169,714     6,374,882
Pioneer Hi-Bred
  International, Inc. ......................................        99,420     4,113,503
Quaker Oats Co. ............................................        63,484     3,487,652
Ralston-Purina Group .......................................        47,805     5,584,222
Sara Lee Corp. .............................................       206,687    11,561,554
Sysco Corp. ................................................       148,020     3,793,012
Unilever N.V ...............................................       277,768    21,926,312
Wrigley (WM) Jr. Co. .......................................        40,592     3,978,016
                                                                            ------------
                                                                             108,271,644
                                                                            ------------

    The accompanying notes are an integral part of the financial statements.


                         19 - Equity 500 Index Portfolio

                                                                                 Market
                                                                   Shares      Value ($)
----------------------------------------------------------------------------------------
Forest Products and Paper 0.0%
Willamette Industries, Inc. ................................        42,900     1,372,800
                                                                            ------------
Healthcare 0.9%
Abbott Laboratories ........................................       686,344    28,054,311
Columbia/HCA
  Healthcare Corp. .........................................       272,822     7,945,941
                                                                            ------------
                                                                              36,000,252
                                                                            ------------
Hospital Supplies and Healthcare 2.9%
Allergan, Inc. .............................................        27,501     1,275,359
Alza Corp.* ................................................        40,234     1,740,121
Bard (C.R.), Inc. ..........................................        25,277       962,106
Bausch & Lomb, Inc. ........................................        24,323     1,219,190
Baxter International Inc. ..................................       124,863     6,719,190
Becton, Dickinson & Co. ....................................        53,932     4,186,472
Biomet, Inc. ...............................................        52,050     1,720,903
Boston Scientific Corp.* ...................................        86,400     6,188,400
Cardinal Health, Inc. ......................................        52,800     4,950,000
Guidant Corp. ..............................................        68,200     4,863,513
HBO & Co. ..................................................       199,500     7,032,375
HEALTHSOUTH Corp.* .........................................       171,900     4,587,581
Humana, Inc.* ..............................................        81,900     2,554,256
Johnson & Johnson ..........................................       603,296    44,493,080
Manor Care, Inc. ...........................................        23,660       909,431
Medtronic, Inc. ............................................       214,304    13,661,880
Shared Medical Systems Corp. ...............................        10,774       791,216
St. Jude Medical, Inc.* ....................................        36,688     1,350,577
Tenet Healthcare Corp.* ....................................       134,510     4,203,437
United Healthcare Corp. ....................................        86,400     5,486,400
U.S. Surgical Corp. ........................................        27,848     1,270,565
                                                                            ------------
                                                                             120,166,052
                                                                            ------------
Hotel/Motel 0.2%
Hilton Hotels Corp. ........................................       112,041     3,193,169
Marriott International, Inc. ...............................       104,980     3,398,727
                                                                            ------------
                                                                               6,591,896
                                                                            ------------
Household Furnishings 0.2%
Maytag Corp. ...............................................        44,612     2,202,717
Newell Co. .................................................        69,858     3,479,802
Whirlpool Corp. ............................................        32,739     2,250,806
                                                                            ------------
                                                                               7,933,325
                                                                            ------------
Household Products 1.8%
Clorox Co. .................................................        50,604     4,826,357
Colgate-Palmolive Co. ......................................       129,602    11,404,976
Procter & Gamble Co. .......................................       593,640    54,058,342
Rubbermaid, Inc. ...........................................        76,702     2,545,548
Tupperware Corp. ...........................................        26,796       753,637
                                                                            ------------
                                                                              73,588,860
                                                                            ------------
Insurance 3.7%
Aetna, Inc. ................................................        63,759     4,853,654
Allstate Corp. .............................................       192,150    17,593,734
American General Corp. .....................................       111,037     7,904,446
American International
  Group, Inc. ..............................................       306,900    44,807,400
Aon Corp. ..................................................        73,950     5,194,988
Chubb Corp. ................................................        73,672     5,921,387
CIGNA Corp. ................................................        96,799     6,679,131
Conseco, Inc. ..............................................        82,000     3,833,500
General Re Corp. ...........................................        33,778     8,562,723
Jefferson-Pilot Corp. ......................................        46,865     2,715,241
Lincoln National Corp. .....................................        43,910     4,012,276
Marsh & McLennan
  Companies, Inc. ..........................................       112,986     6,828,591
MBIA, Inc. .................................................        39,200     2,935,100
MGIC Investment Corp. ......................................        56,700     3,235,444
Progressive Corp. ..........................................        31,900     4,497,900
Providian Financial ........................................        44,098     3,464,449
SAFECO Corp. ...............................................        73,002     3,317,028
St. Paul Companies, Inc. ...................................       103,928     4,371,472
SunAmerica, Inc. ...........................................        78,400     4,503,100

    The accompanying notes are an integral part of the financial statements.


                         20 - Equity 500 Index Portfolio

                                                                                 Market
                                                                   Shares      Value ($)
----------------------------------------------------------------------------------------
Torchmark Corp. ............................................        62,168     2,844,186
UNUM Corp. .................................................        60,500     3,357,750
                                                                            ------------
                                                                             151,433,500
                                                                            ------------
Leisure Related 1.4%
American Greetings
  Corp.-- Class A ..........................................        37,414     1,905,776
Brunswick Corp. ............................................        46,542     1,151,915
CBS Corp. ..................................................       321,810    10,217,467
Disney (Walt) Co. ..........................................       299,557    31,472,207
Harcourt General, Inc. .....................................        22,339     1,329,171
Harrah's Entertainment, Inc.* ..............................        46,015     1,069,849
Hasbro, Inc. ...............................................        58,087     2,283,545
Jostens, Inc. ..............................................         7,539       181,877
Mattel, Inc. ...............................................       128,565     5,439,907
Mirage Resorts, Inc.* ......................................        79,100     1,685,819
                                                                            ------------
                                                                              56,737,533
                                                                            ------------
Machinery 1.1%
Black & Decker Corp. .......................................        41,671     2,541,931
Briggs & Stratton Corp. ....................................        11,982       448,576
Case Corp. .................................................        32,900     1,587,425
Caterpillar Inc. ...........................................       168,064     8,886,384
Cincinnati Milacron, Inc. ..................................        13,447       326,930
Cooper Industries, Inc. ....................................        52,948     2,908,831
Deere & Co. ................................................       116,623     6,166,441
Dover Corp. ................................................        97,708     3,346,499
Dresser Industries, Inc. ...................................        77,182     3,400,832
Harnischfeger Industries, Inc. .............................        19,322       547,054
Illinois Tool Works, Inc. ..................................       109,692     7,315,085
Ingersoll-Rand Co. .........................................        72,796     3,207,574
Millipore Corp. ............................................        19,292       525,707
Navistar International Corp.* ..............................        22,558       651,362
Snap-On, Inc. ..............................................        30,594     1,109,033
TRW Inc. ...................................................        53,672     2,931,833
                                                                            ------------
                                                                              45,901,497
                                                                            ------------
Marketing 0.00%
ACNielsen Corp.* ...........................................             1            25

Metals 0.7%
Alcan Aluminium Ltd. .......................................        82,336     2,274,532
Aluminum Company of America ................................        71,700     4,727,719
Armco, Inc.* ...............................................        59,635       380,173
Asarco, Inc. ...............................................        20,049       446,090
Barrick Gold Corp. .........................................       165,500     3,175,531
Battle Mountain Gold Co. ...................................        58,100       344,969
Bethlehem Steel Corp.* .....................................        56,249       699,597
Cyprus Amax Minerals Co. ...................................        43,894       581,596
Engelhard Corp. ............................................        62,308     1,261,737
Freeport-McMoRan Copper &
  Gold, Inc.-- Class B .....................................        58,700       891,506
Homestake Mining Co. .......................................        92,443       959,096
Inco Ltd. ..................................................        73,766     1,005,062
Newmont Mining Corp. .......................................        68,610     1,620,911
Nucor Corp. ................................................        36,494     1,678,724
Phelps Dodge Corp. .........................................        25,908     1,481,614
Placer Dome, Inc. ..........................................       104,304     1,225,572
Reynolds Metals Co. ........................................        34,149     1,910,210
USX-U.S. Steel Group, Inc. .................................        46,677     1,540,341
Worthington Industries, Inc. ...............................        30,679       462,102
                                                                            ------------
                                                                              26,667,082
                                                                            ------------
Miscellaneous 0.1%
Cognizant Corp. ............................................        77,979     4,912,677
                                                                            ------------
Office Equipment and Computers 2.9%
Apple Computer, Inc.* ......................................        58,542     1,679,424
Autodesk, Inc. .............................................        26,914     1,039,553
Compaq Computer Corp. ......................................       724,384    20,554,396
Computer Sciences Corp.* ...................................        71,572     4,580,608
Data General Corp.* ........................................        21,045       314,360
Gateway 2000, Inc.* ........................................        68,600     3,472,875
Honeywell, Inc. ............................................        60,719     5,073,831
Ikon Office Solutions, Inc. ................................        60,462       880,478

    The accompanying notes are an integral part of the financial statements.


                         21 - Equity 500 Index Portfolio

                                                                                 Market
                                                                   Shares      Value ($)
----------------------------------------------------------------------------------------
International Business
  Machines Corp. ...........................................       414,782    47,622,158
Moore Corp. Ltd. ...........................................        24,579       325,672
Novell, Inc.* ..............................................       172,792     2,203,098
Pitney Bowes, Inc. .........................................       120,196     5,784,433
Sun Microsystems, Inc.* ....................................       170,256     7,395,495
Unisys Corp.* ..............................................       110,399     3,118,772
Xerox Corp. ................................................       149,735    15,216,819
                                                                            ------------
                                                                             119,261,972
                                                                            ------------
Oil Related 7.2%
Amerada Hess Corp. .........................................        43,393     2,356,782
Amoco Corp. ................................................       420,104    17,486,829
Anadarko Petroleum .........................................        26,500     1,780,469
Apache Corp. ...............................................        43,600     1,373,400
Ashland Inc. ...............................................        24,587     1,269,304
Atlantic Richfield Co. .....................................       140,450    10,972,656
Baker Hughes, Inc. .........................................        70,944     2,452,002
Burlington Resources, Inc. .................................        79,839     3,438,067
Chevron Corp. ..............................................       286,366    23,786,276
Exxon Corp. ................................................     1,078,714    76,925,792
Fluor Corp. ................................................        34,381     1,753,431
Foster Wheeler Corp. .......................................        25,538       547,471
Halliburton Co. ............................................       124,280     5,538,228
Helmerich & Payne, Inc. ....................................        27,416       610,006
Kerr-McGee Corp. ...........................................        20,832     1,205,652
McDermott International, Inc. ..............................        25,387       874,265
Mobil Corp. ................................................       345,742    26,492,481
Occidental Petroleum Corp. .................................       160,214     4,325,778
Oryx Energy Co.* ...........................................        47,397     1,048,260
Pennzoil Co. ...............................................        20,954     1,060,796
Phillips Petroleum Co. .....................................       114,406     5,512,939
Rowan Companies, Inc.* .....................................        38,300       744,455
Royal Dutch Petroleum Co. ..................................       961,504    52,702,438
Schlumberger Ltd. ..........................................       218,862    14,951,010
Sun Co, Inc. ...............................................        35,145     1,364,065
Tenneco, Inc. ..............................................        79,034     3,008,232
Texaco, Inc. ...............................................       249,322    14,881,407
Union Pacific Resources
  Group Inc. ...............................................       117,848     2,069,706
Unocal Corp. ...............................................       109,337     3,908,798
USX-Marathon Group .........................................       126,764     4,349,590
Williams Companies, Inc. ...................................       188,636     6,366,465
                                                                            ------------
                                                                             295,157,050
                                                                            ------------
Paper 0.7%
Bemis Company, Inc. ........................................        15,631       638,917
Fort James Corp. ...........................................        95,035     4,229,058
International Paper Co. ....................................       134,944     5,802,592
Kimberly-Clark Corp. .......................................       256,430    11,763,726
Mead Corp. .................................................        50,702     1,609,789
Union Camp Corp. ...........................................        32,103     1,593,111
Westvaco Corp. .............................................        39,160     1,106,270
                                                                            ------------
                                                                              26,743,463
                                                                            ------------
Pharmaceuticals 0.3%
Pharmacia & Upjohn, Inc. ...................................       233,532    10,771,664
                                                                            ------------
Photography and Optical 0.3%
Eastman Kodak Co. ..........................................       141,726    10,354,856
Polaroid Corp. .............................................        19,982       710,610
                                                                            ------------
                                                                              11,065,466
                                                                            ------------
Printing and Publishing 1.3%
Deluxe Corp. ...............................................        42,691     1,528,871
Donnelley (R.R.) & Sons Co. ................................        62,252     2,848,029
Dow Jones & Co, Inc. .......................................        31,072     1,732,264
Dun & Bradstreet Corp. .....................................        75,379     2,723,066
Gannett Co., Inc. ..........................................       124,492     8,846,713
Knight-Ridder, Inc. ........................................        40,926     2,253,488
McGraw-Hill Companies, Inc. ................................        50,130     4,088,728
Meredith Corp. .............................................        18,472       867,030
New York Times Co.-- Class A ...............................        39,684     3,144,957
Time Warner, Inc. ..........................................       233,215    19,925,307

    The accompanying notes are an integral part of the financial statements.


                         22 - Equity 500 Index Portfolio

                                                                                 Market
                                                                   Shares      Value ($)
----------------------------------------------------------------------------------------
Times Mirror Co.-- Class A .................................        27,929     1,756,036
Tribune Co. ................................................        52,496     3,612,381
                                                                            ------------
                                                                              53,326,870
                                                                            ------------
Professional Services 0.4%
Block (H&R), Inc. ..........................................        45,835     1,930,799
Ecolab, Inc. ...............................................        45,600     1,413,600
EG&G, Inc. .................................................        30,425       912,750
Interpublic Group of
  Companies, Inc. ..........................................        53,660     3,256,491
National Service Industries ................................        20,326     1,034,085
Service Corporation International ..........................       112,692     4,831,670
Transamerica Corp. .........................................        27,643     3,182,400
                                                                            ------------
                                                                              16,561,795
                                                                            ------------
Railroads 0.5%
Burlington Northern
  Santa Fe Corp. ...........................................        70,462     6,918,488
CSX Corp. ..................................................        95,932     4,364,906
Norfolk Southern Corp. .....................................       166,653     4,968,343
Union Pacific Corp. ........................................       108,347     4,780,811
                                                                            ------------
                                                                              21,032,548
                                                                            ------------
Real Estate 0.0%
Pulte Corp. ................................................        20,332       607,419
                                                                            ------------
Retail 4.8%
Abercrombie & Fitch Company* ...............................            74         3,256
Albertson's, Inc. ..........................................       108,602     5,626,941
American Stores Co. ........................................       120,336     2,910,627
Circuit City Stores, Inc. ..................................        43,546     2,041,219
Consolidated Stores Corp.* .................................        49,500     1,794,375
Costco Companies, Inc.* ....................................       100,899     6,362,943
CVS Corp. ..................................................       168,338     6,554,661
Dayton Hudson Corp. ........................................       192,416     9,332,176
Dillard Department Stores,
  Inc.-- Class A ...........................................        46,897     1,943,294
Federated Department
  Stores, Inc.* ............................................        92,500     4,977,656
Gap, Inc. ..................................................       179,071    11,035,250
Giant Food, Inc.-- Class A .................................        17,093       736,067
Great Atlantic & Pacific Tea
  Co., Inc. ................................................        16,825       556,277
Kmart Corp.* ...............................................       216,203     4,161,908
Kroger Co.* ................................................       114,220     4,897,183
Limited, Inc. ..............................................        97,960     3,244,911
Longs Drug Stores, Inc. ....................................        17,726       511,838
Lowe's Companies, Inc. .....................................       162,588     6,594,976
May Department Stores Co. ..................................       101,098     6,621,919
Mercantile Stores Company, Inc. ............................        19,230     1,517,968
Nordstrom, Inc. ............................................        34,929     2,698,265
Penney (J.C.) Co., Inc. ....................................       114,750     8,297,859
Pep Boys-- Manny, Moe & Jack ...............................        26,112       494,496
Rite Aid Corp. .............................................       113,602     4,267,175
Sears, Roebuck & Co. .......................................       171,609    10,478,875
Sherwin-Williams Co. .......................................        76,274     2,526,576
Tandy Corp. ................................................        48,066     2,550,502
TJX Companies, Inc. ........................................       143,216     3,455,086
Toys 'R' Us, Inc.* .........................................       126,318     2,976,368
Venator Group, Inc. ........................................        59,622     1,140,271
Walgreen Co. ...............................................       213,068     8,802,372
Wal-Mart Stores, Inc. ......................................       986,348    59,920,641
Winn-Dixie Stores, Inc. ....................................        65,180     3,336,401
                                                                            ------------
                                                                             192,370,332
                                                                            ------------
Telecommunications 5.1%
360 Communications Co.* ....................................             1            32
Airtouch Communications, Inc.* .............................       250,735    14,652,327
Alltel Corp. ...............................................       110,900     5,156,850
Ameritech Corp. ............................................       498,004    22,347,930
Andrew Corp.* ..............................................        40,376       729,292
Ascend Communications, Inc.* ...............................        79,800     3,955,087
Bay Networks, Inc.* ........................................        91,700     2,957,325
Clear Channel
  Communications, Inc.* ....................................        56,400     6,154,650

    The accompanying notes are an integral part of the financial statements.


                         23 - Equity 500 Index Portfolio

                                                                                 Market
                                                                   Shares      Value ($)
----------------------------------------------------------------------------------------
Comcast Corp.-- Class A ....................................       152,462     6,189,004
DSC Communications Corp.* ..................................        53,490     1,604,700
Frontier Corp. .............................................        75,200     2,368,800
General Instrument Corp.* ..................................        66,400     1,805,250
GTE Corp. ..................................................       421,936    23,470,190
King World Productions, Inc. ...............................        32,212       821,406
Lucent Technologies, Inc. ..................................       585,882    48,738,059
MCI Communications Corp. ...................................       310,220    18,031,537
Nextel Communications, Inc. ................................       119,200     2,965,100
Tele-Communications,
  Inc.-- Class A* ..........................................       207,360     7,970,400
Tellabs, Inc.* .............................................        82,100     5,880,412
Viacom, Inc.-- Class B* ....................................       125,549     7,313,229
WorldCom, Inc.* ............................................       449,300    21,762,969
                                                                            ------------
                                                                             204,874,549
                                                                            ------------
Tire and Rubber 0.2%
Cooper Tire & Rubber Co. ...................................        35,151       724,989
Goodrich (B.F.) Co. ........................................        31,952     1,585,618
Goodyear Tire & Rubber Co. .................................        68,836     4,435,620
                                                                            ------------
                                                                               6,746,227
                                                                            ------------
Tobacco 1.2%
Fortune Brands, Inc. .......................................        68,074     2,616,594
Philip Morris Companies, Inc. ..............................     1,084,998    42,721,796
UST, Inc. ..................................................        85,807     2,316,789
                                                                            ------------
                                                                              47,655,179
                                                                            ------------
Trucking, Shipping 0.1%
FDX Corp.* .................................................        71,655     4,496,351
Ryder System, Inc. .........................................        33,317     1,051,568
                                                                            ------------
                                                                               5,547,919
                                                                            ------------
Utilities 7.0%
Ameren Corp. ...............................................        60,120     2,389,770
American Electric Power Co. ................................        83,310     3,780,191
AT&T Corp. .................................................       711,606    40,650,493
Baltimore Gas & Electric Co. ...............................        59,425     1,845,889
Bell Atlantic Corp. ........................................       680,036    31,026,643
BellSouth Corp. ............................................       446,132    29,946,611
Carolina Power & Light Co. .................................        53,028     2,300,090
Central & South West Corp. .................................       106,930     2,873,744
CINergy Corp. ..............................................        61,522     2,153,270
Coastal Corp. ..............................................        46,566     3,250,889
Columbia Gas System, Inc. ..................................        37,102     2,063,799
Consolidated Edison Company of
  New York, Inc. ...........................................       103,136     4,750,702
Consolidated Natural Gas Co. ...............................        44,005     2,590,794
Dominion Resources, Inc. ...................................        86,056     3,525,120
DTE Energy Co. .............................................        72,176     2,914,106
Duke Energy Co. ............................................       157,795     9,349,354
Eastern Enterprises ........................................         9,142       391,963
Edison International .......................................       159,270     4,708,419
Enron Corp. ................................................       136,666     7,388,506
Entergy Corp. ..............................................       121,707     3,499,076
FirstEnergy Corp.* .........................................        92,884     2,856,182
FPL Group, Inc. ............................................        79,994     5,039,622
GPU, Inc. ..................................................        56,500     2,136,406
Houston Industries, Inc. ...................................       125,392     3,871,478
MediaOne Group, Inc.* ......................................       266,828    11,723,755
Niagara Mohawk Power Corp.* ................................        53,142       793,809
NICOR, Inc. ................................................        21,069       845,394
Northern States Power Co. ..................................        44,988     1,287,782
ONEOK, Inc. ................................................        13,791       549,916
PacifiCorp .................................................       130,889     2,961,364
PECO Energy Co. ............................................       102,784     3,000,007
People's Energy Corp. ......................................        16,855       651,024
PG&E Corp. .................................................       186,305     5,880,252
PP&L Resources, Inc. .......................................        73,300     1,662,994
Public Service Enterprise
  Group, Inc. ..............................................       112,094     3,860,237
SBC Communications, Inc. ...................................       805,128    32,205,120
Sempra Energy* .............................................        92,364     2,487,224
Sonat, Inc. ................................................        47,210     1,823,486

    The accompanying notes are an integral part of the financial statements.


                         24 - Equity 500 Index Portfolio

                                                                                  Market
                                                                   Shares       Value ($)
-----------------------------------------------------------------------------------------
Southern Co. ...............................................       304,458      8,429,681
Sprint Corp. ...............................................       158,682     11,187,081
Texas Utilities Co. ........................................       121,927      5,075,211
Unicom Corp. ...............................................        94,925      3,328,307
U.S. West, Inc. --
  Communications Group .....................................       224,855     10,568,185
                                                                             ------------
                                                                              283,623,946
-----------------------------------------------------------------------------------------
Total Common Stocks (Cost $2,475,377,707)                                   3,961,165,565
-----------------------------------------------------------------------------------------

                                                                  % of
                                                               Net Assets
-----------------------------------------------------------------------------------------
Total Investment Portfolio
  (Cost $2,591,738,238) ....................................     100.6%     4,077,525,789
Other Assets Less Liabilities ..............................      (0.6)%      (24,794,022)
                                                               -------     --------------
Net Assets .................................................     100.0%     4,052,731,767
                                                               =======     ==============

  * Non-income producing security.

(a) Held as collateral for futures contracts.

    The accompanying notes are an integral part of the financial statements.


                         25 - Equity 500 Index Portfolio

                              Financial Statements

                           Equity 500 Index Portfolio

                             Statement of Operations
               for the six months ended June 30, 1998 (Unaudited)


Investment Income
----------------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends (net of foreign withholding tax of $156,829) .....................     $  26,845,061
                 Interest* ..................................................................           123,941
                                                                                                 ----------------
                 Total investment income ....................................................        26,969,002
                 Expenses:
                 Advisory fees ..............................................................         1,524,644
                 Administration and services fees ...........................................           846,656
                 Professional fees ..........................................................            11,756
                 Trustees' fee ..............................................................             3,499
                 Miscellaneous ..............................................................               447
                                                                                                 ----------------
                 Total expenses .............................................................         2,387,002
                 Less: Expenses absorbed by Bankers Trust ...................................        (1,032,352)
                                                                                                 ----------------
                 Net expenses ...............................................................         1,354,650
                -------------------------------------------------------------------------------------------------
                 Net investment income                                                               25,614,352
                -------------------------------------------------------------------------------------------------

Realized and Unrealized Gain on Investments and Futures Contracts
----------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain from investment transactions .............................        21,556,558
                 Net realized gain from futures transactions ................................         2,045,391
                 Net change in unrealized appreciation on investments .......................       478,378,615
                 Net change in unrealized appreciation on futures contracts .................           294,781
                                                                                                 ----------------
                 Net realized and unrealized gain on investments and futures contracts ......       502,275,345
                -------------------------------------------------------------------------------------------------
                 Net increase in net assets from operations                                       $ 527,889,697
                -------------------------------------------------------------------------------------------------

                 * Includes $2,082,691 from the Portfolio's investment in the BT
                   Institutional Cash Management Fund.

    The accompanying notes are an integral part of the financial statements.


                         26 - Scudder S&P 500 Index Fund

                           Equity 500 Index Portfolio

                       Statement of Changes in Net Assets

                                                                                  Six Months
                                                                                     Ended
                                                                                   June 30,              Year Ended
                                                                                     1998               December 31,
Increase in Net Assets from:                                                      (Unaudited)               1997
------------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ....................................   $    25,614,352        $    42,706,376
                 Net realized gain from investments and futures
                   transactions ...........................................        23,601,949             95,286,448
                 Net change in unrealized appreciation on investments
                   and futures contracts ..................................       478,673,396            528,775,836
                                                                             -----------------      -----------------
                 Net increase in net assets from operations ...............       527,889,697            666,768,660
                                                                             -----------------      -----------------
                 Capital Transactions:
                 Proceeds from capital invested ...........................     1,386,506,855          1,462,422,481
                 Value of capital withdrawn ...............................      (664,751,256)         (1,251,328,236)
                                                                             -----------------      -----------------
                 Net increase in net assets from capital transactions .....       721,755,599            211,094,245
                                                                             -----------------      -----------------
                 Total increase in net assets .............................     1,249,645,296            877,862,905
                 Net assets at beginning of year ..........................     2,803,086,471          1,925,223,566
                                                                             -----------------      -----------------
                 Net assets at end of year ................................   $ 4,052,731,767        $ 2,803,086,471
                                                                             -----------------      -----------------

    The accompanying notes are an integral part of the financial statements.


                         27 - Scudder S&P 500 Index Fund

                              Financial Highlights

                           Equity 500 Index Portfolio

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

                                                          Six Months
                                                             Ended
                                                            June 30,
                                                             1998                       For the Year Ended December 31,
                                                          (Unaudited)         1997        1996       1995       1994       1993
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental Data and Ratios
Net assets, end of period (000s omitted) ................   $4,052,732    $2,803,086  $1,925,224  $1,080,736  $559,772    $151,805
Ratios to average net assets:
Net investment income (%) ...............................      1.55*          1.76        2.20       2.52        2.84       2.67
Expenses (%) ............................................      0.08*          0.08        0.10       0.10        0.10       0.10
Decrease reflected in above expense ratio due
  to absorption of expenses by Bankers Trust (%) ........      0.06*          0.07        0.05       0.05        0.06       0.10
Portfolio turnover rate (%) .............................         2             19          15          6          21         31

*  Annualized


                         28 - Equity 500 Index Portfolio

                    Notes to Financial Statements (Unaudited)

                           Equity 500 Index Portfolio

             Note 1-Organization and Significant Accounting Policies

A.  Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C.  Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Futures Contracts

The Portfolio may enter into financial futures contracts that are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E.  Federal Income Taxes

It is in the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.


                        29 - Equity 500 Index Portfolio

F.  Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

                  Note 2-Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. At June 30, 1998, amounts owed under the Administration and Services Agreement amounted to $78,558, net of waived expenses of $80,412.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's average daily net assets. For the period January 1, 1998 to April 30, 1998 the Advisory fee was .10%. At June 30, 1998, amounts owed under the Advisory Agreement amounted to $173,136, net of waived expenses of $144,804.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .08% of the average daily net assets of the Portfolio. For the six month period ended June 30, 1998, expenses of the Portfolio have been reduced by $1,032,352.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of June 30, 1998 amounted to $2,082,691 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

Certain officers of the Portfolio are also directors, officers and employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Portfolio.

For the six month period ended June 30, 1998, the Equity 500 Index Portfolio paid brokerage commissions of $226,179.


                        30 - Equity 500 Index Portfolio

               Note 3-Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six month period ended June 30, 1998, were $754,650,857 and $58,371,306, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1998 was $2,602,421,738. The aggregate gross unrealized appreciation was $1,514,149,698, and the aggregate gross unrealized depreciation was $28,362,147 for all investments as of June 30, 1998. Payable for securities purchased at June 30, 1998 amounted to $66,583,078.

                            Note 4-Futures Contracts

A summary of obligations under these financial instruments at June 30, 1998 is as follows:

                                                                                               Unrealized
Type of Future            Expiration       Contracts    Position      Market Value ($)       Appreciation ($)
--------------            ----------       ---------    --------      ----------------       ----------------
S&P 500 Index Futures     Sept. 1998         348        Long             99,441,000              906,869

At June 30, 1998, the Portfolio segregated $2,833,694 to cover margin requirements on open futures contracts.

                                Note 5-Net Assets

 Paid-in capital                                             $    2,516,821,046
 Undistributed net investment income                                 25,614,352
 Accumulated realized gain on investments                            21,556,558
 Accumulated realized gain on futures transactions                    2,952,260
 Unrealized appreciation on investments                           1,485,787,551
                                                             ------------------
 Total net assets                                            $    4,052,731,767
                                                             ==================


                        31 - Equity 500 Index Portfolio

                                   This Page
                                 intentionally
                                  left blank.


                        32 - Scudder S&P 500 Index Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                         33 - Scudder S&P 500 Index Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.*

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
            Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                         34 - Scudder S&P 500 Index Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                         35 - Scudder S&P 500 Index Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the United States.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER

[LOGO]